Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 5,640	$ 5,260	$ 3,652
License fees [member]
IfrsStatementLineItems [Line Items]
Total	1,704	1,670	911
Development services [member]
IfrsStatementLineItems [Line Items]
Total	3,617	3,337
Product sales [member]
IfrsStatementLineItems [Line Items]
Total	57		2,370
Royalties [member]
IfrsStatementLineItems [Line Items]
Total	101	68	67
Supply chain [member]
IfrsStatementLineItems [Line Items]
Total	$ 161	$ 185	$ 304